Equity (CenterPoint Energy) (Details) $ / shares in Units, $ in Millions															12 Months Ended
	Oct. 17, 2019 USD ($) $ / shares	Jul. 31, 2019 USD ($) $ / shares	Apr. 25, 2019 USD ($) $ / shares	Dec. 12, 2018 USD ($) $ / shares	Oct. 23, 2018 USD ($) $ / shares	Oct. 01, 2018 USD ($) $ / shares shares	Aug. 22, 2018 USD ($) $ / shares shares	Jul. 26, 2018 USD ($) $ / shares	Apr. 26, 2018 USD ($) $ / shares	Dec. 13, 2017 USD ($) $ / shares	Oct. 25, 2017 USD ($) $ / shares	Jul. 27, 2017 USD ($) $ / shares	Apr. 27, 2017 USD ($) $ / shares	Jan. 05, 2017 USD ($) $ / shares	Dec. 31, 2019 USD ($) day $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Dividends declared per share | $ / shares															$ 0.86	$ 1.12	$ 1.3475
Preferred stock dividend requirement															$ 117.0	$ 35.0	$ 0.0
Preferred stock par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01	$ 0.01
Proceeds from the issuance of Series A Preferred Stock, net							$ 790.0								$ 0.0	$ 1,740.0	$ 0.0
Proceeds from issuance of common stock															0.0	1,844.0	0.0
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance															(108.0)	(68.0)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax															1.0	0.0	0.0
Other comprehensive loss from unconsolidated affiliates, net of tax															(1.0)	0.0	0.0
Prior service cost (2)															1.0	1.0
Actuarial losses (2)															8.0	6.0
Tax benefit (expense)															(3.0)	6.0
Net current period other comprehensive income (loss)															10.0	(25.0)	3.0
Ending Balance															(98.0)	(108.0)	$ (68.0)
Enable Midstream Partners [Member]
Undistributed earnings from equity method investments included in retained earnings															$ 0.0	$ 31.0
Common Stock [Member]
Declaration Date	Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018			Jul. 26, 2018	Apr. 26, 2018	Dec. 13, 2017	Oct. 25, 2017	Jul. 27, 2017	Apr. 27, 2017	Jan. 05, 2017
Record Date	Nov. 21, 2019	Aug. 15, 2019	May 16, 2019	Feb. 21, 2019	Nov. 15, 2018			Aug. 16, 2018	May 17, 2018	Feb. 15, 2018	Nov. 16, 2017	Aug. 16, 2017	May 16, 2017	Feb. 16, 2017
Payment Date	Dec. 12, 2019	Sep. 12, 2019	Jun. 13, 2019	Mar. 14, 2019	Dec. 13, 2018			Sep. 13, 2018	Jun. 14, 2018	Mar. 08, 2018	Dec. 08, 2017	Sep. 08, 2017	Jun. 09, 2017	Mar. 10, 2017
Dividends declared per share | $ / shares	$ 0.2875	$ 0.2875	$ 0.2875	$ 0.2875	$ 0.2775			$ 0.2775	$ 0.2775	$ 0.2775	$ 0.2675	$ 0.2675	$ 0.2675	$ 0.2675	$ 0.8625	$ 1.1200	$ 1.3475
Dividends declared	$ 144.0	$ 145.0	$ 144.0	$ 144.0	$ 139.0			$ 120.0	$ 120.0	$ 120.0	$ 116.0	$ 115.0	$ 115.0	$ 115.0	$ 433.0	$ 523.0	$ 581.0
Stock issued (in shares) | shares						69,633,027
Common stock issued per share price | $ / shares						$ 27.25
Proceeds from issuance of common stock						$ 1,844.0
Series A Preferred Stock [Member]
Declaration Date		Jul. 31, 2019		Dec. 12, 2018
Record Date		Aug. 15, 2019		Feb. 15, 2019
Payment Date		Sep. 03, 2019		Mar. 01, 2019
Dividends declared per share | $ / shares		$ 30.6250		$ 32.1563											$ 30.6250	$ 32.1563	$ 0.0000
Dividends declared		$ 24.0		$ 26.0											$ 24.0	$ 26.0
Preferred stock dividend requirement															$ 49.0	$ 18.0	$ 0.0
Stock issued (in shares) | shares							800,000
Preferred stock par value (in dollars per share) | $ / shares							$ 1,000								$ 0.01	$ 0.01
Preferred stock liquidation preference															$ 800.0	$ 800.0
Preferred stock liquidation preference (per share) | $ / shares															$ 1,000
Preferred stock dividend rate															6.125%
Preferred stock redemption price (per share) | $ / shares															$ 1,000
Preferred stock convertible threshold (in days) | day															120
Series B Preferred Stock [Member]
Declaration Date	Oct. 17, 2019	Jul. 31, 2019	Apr. 25, 2019	Dec. 12, 2018	Oct. 23, 2018
Record Date	Nov. 15, 2019	Aug. 15, 2019	May 15, 2019	Feb. 15, 2019	Nov. 15, 2018
Payment Date	Dec. 02, 2019	Sep. 03, 2019	Jun. 03, 2019	Mar. 01, 2019	Dec. 01, 2018
Dividends declared per share | $ / shares	$ 17.5000	$ 17.5000	$ 17.5000	$ 17.5000	$ 11.6667										$ 52.5000	$ 29.1667	$ 0.0000
Dividends declared	$ 17.0	$ 17.0	$ 17.0	$ 17.0	$ 11.0										$ 51.0	$ 28.0
Preferred stock dividend requirement															$ 68.0	$ 17.0	$ 0.0
Preferred stock par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01
Preferred stock liquidation preference															$ 977.5	$ 977.5
Preferred stock liquidation preference (per share) | $ / shares															$ 1,000
Preferred stock dividend rate															7.00%
Proceeds from the issuance of Series B Preferred Stock, net						$ 950.0
Depositary Share, Conversion Ratio															0.05
Preferred Stock, Convertible, Conversion Price | $ / shares															$ 1,000
Preferred stock threshold consecutive calendar days | day															20
Depositary Share [Member]
Stock issued (in shares) | shares						19,550,000
Depositary share par value (in dollars per depositary share) | $ / shares						$ 50									$ 50
Number of depositary shares eligible for conversion (in shares) | shares															20
120 Days After Conclusion of Review or Appeal [Member] | Series A Preferred Stock [Member]
Preferred stock redemption price (per share) | $ / shares															$ 1,020
Preferred stock redemption percentage liquidation value															102.00%
London Interbank Offered Rate (LIBOR) [Member] | Series A Preferred Stock [Member]
Preferred stock dividend rate															3.27%
Over-Allotment Option [Member] | Common Stock [Member]
Stock issued (in shares) | shares						9,082,568
Over-Allotment Option [Member] | Series B [Member]
Stock issued (in shares) | shares						2,550,000
Minimum [Member] | Series B Preferred Stock [Member]
Preferred Stock, Convertible, Stock Price Trigger | $ / shares															$ 27.2494
Conversion rate per share | shares															30.5820
Minimum [Member] | Series B [Member]
Preferred Stock, Convertible, Stock Price Trigger | $ / shares															$ 27.2494
Minimum [Member] | Depositary Share [Member]
Conversion rate per share | shares															1.5291
Maximum [Member] | Series B Preferred Stock [Member]
Preferred Stock, Convertible, Stock Price Trigger | $ / shares															$ 32.6990
Conversion rate per share | shares															36.6980
Maximum [Member] | Series B [Member]
Preferred Stock, Convertible, Stock Price Trigger | $ / shares															$ 32.6990
Maximum [Member] | Depositary Share [Member]
Conversion rate per share | shares															1.8349
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															$ (3.0)	(19.0)
Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Gain (loss) reclassified from accumulated OCI into income															1.0	1.0
CenterPoint Energy Houston Electric, LLC
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance															(14.0)	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax															0.0	0.0
Other comprehensive loss from unconsolidated affiliates, net of tax															0.0	0.0
Prior service cost (2)															0.0	0.0
Actuarial losses (2)															0.0	0.0
Tax benefit (expense)															0.0	4.0
Net current period other comprehensive income (loss)															(1.0)	(14.0)	(1.0)
Ending Balance															(15.0)	(14.0)	0.0
CenterPoint Energy Houston Electric, LLC | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															(1.0)	(18.0)
CenterPoint Energy Houston Electric, LLC | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Gain (loss) reclassified from accumulated OCI into income															1.0	1.0
CenterPoint Energy Resources Corp.
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance															5.0	6.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax															0.0	0.0
Other comprehensive loss from unconsolidated affiliates, net of tax															0.0	0.0
Prior service cost (2)															0.0	1.0
Actuarial losses (2)															0.0	0.0
Tax benefit (expense)															(2.0)	(1.0)
Net current period other comprehensive income (loss)															5.0	0.0	3.0
Ending Balance															10.0	5.0	$ 6.0
CenterPoint Energy Resources Corp. | Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															0.0	(1.0)
CenterPoint Energy Resources Corp. | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Gain (loss) reclassified from accumulated OCI into income															1.0	1.0
Pension and Other Postretirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															7.0	(19.0)
Pension and Other Postretirement Plans [Member] | CenterPoint Energy Houston Electric, LLC
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															0.0	0.0
Pension and Other Postretirement Plans [Member] | CenterPoint Energy Resources Corp.
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive income (loss) before reclassifications:															7.0	1.0
Adoption of ASU 2018-02 [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2018-02															0.0	(15.0)
Adoption of ASU 2018-02 [Member] | CenterPoint Energy Houston Electric, LLC
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2018-02															0.0	0.0
Adoption of ASU 2018-02 [Member] | CenterPoint Energy Resources Corp.
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2018-02															$ 0.0	$ (1.0)